U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

December 29, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	USA Mutuals (the “Trust”)
Securities Act Registration No.: 333-57548
Investment Company Registration No.: 811-10319
USA Mutuals Beating Beta Fund (S000052209)
USA Mutuals Dynamic Market Opportunity Fund (S000052210)

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Trust on behalf of its series the USA Mutuals Beating Beta Fund and the USA Mutuals Dynamic Market Opportunity Fund, is Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A to be effective on December 30, 2015.

Please direct any inquiries regarding this filing to me at (414) 765-6872.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Emily R. Enslow

Emily R. Enslow, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures